General	12 Months Ended
Dec. 31, 2018
General [Abstract]
GENERAL

NOTE 1 – GENERAL

A.	Operations

Todos Medical Ltd. (the “Company”) was incorporated under the laws of Israel and commenced its operations on April 22, 2010. The Company engages in the development of a series of patient-friendly blood tests for the purpose of early detection of a variety of cancers. The method incorporates biochemistry, physics and signal processing and is based on the cancer’s influence on the immune system which triggers biochemical changes in peripheral blood mononuclear cells. These changes are measured by spectroscopy and examined through a processing algorithm.

The Company’s products in development currently consist of individual kits being developed for blood test detection of breast cancer (TB), and colorectal cancer (TC). Since inception, the Company’s operations have been limited to developing the products and raising capital to fund this development. The Company has not generated any revenues to date.

On January 27, 2016, the Company incorporated a wholly owned subsidiary in Singapore under the name: Todos Medical (Singapore) Pte Ltd. (“Todos Singapore”) for the purpose of conducting clinical trials in the future in Singapore and to obtain possible Singapore government grants to partially finance the conducting of such operations. As of December 31, 2018, Todos Singapore has not yet commenced its business operations and as a result, consolidated financial statements were not prepared.

In August 2016, the Company’s registration statement on Form F-1 was declared effective by the U.S. Securities & Exchange Commission, and as of March 2017, the Company’s shares began to be quoted on the OTCQB under the symbol “TOMDF”.

Going concern uncertainty

The Company has devoted substantially all of its efforts to research and development and raising capital and has not yet generated any revenues. The development and commercialization of the Company’s products are expected to require substantial further expenditures. The Company has not yet generated any revenues from operations, and therefore it is dependent upon external sources for financing its operations. Since inception through December 31, 2018, the Company has incurred accumulated losses of $5,693,353, current liabilities exceed current assets by $1,092,651, and shareholders’ deficit of $1,215,934 and negative operating cash flow for all periods. As of March 20, 2019, the total cash and cash equivalent balance (individual restricted cash) is approximately $310,000, such balance is expected to be sufficient for at least three months. Management has considered the significance of such condition in relation to the Company’s ability to meet its current obligations and to achieve its business targets and determined that these conditions raise substantial doubt about the Company’s ability to continue as a going concern. The Company plans to finance its operations through the sale of equity and to the extent available, short-term and long-term loans. There can be no assurance that the Company will succeed in obtaining the necessary financing to continue its operations as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

B.	Risk factors

The Company has a limited operating history and faces various risks, including uncertainties regarding finalization of the development process, demand and market acceptance of the Company’s products, the effects of technological changes, competition and the development of products by competitors. Additionally, other risk factors also exist, such as the ability to manage growth and the effect of planned expansion of operations on the Company’s future results. In addition, the Company expects to continue incurring significant operating costs and losses in connection with the development of its products and marketing efforts. A previous discussed, the Company has not yet generated any revenues from its operations to fund its activities and therefore the Company is dependent on the receipt of additional funding in order to continue its operations.